UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09417

BlackRock Pennsylvania Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—116.1%
			Multi-State—14.0%
A3	$4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/09	06/09 @ 100	$ 4,365,080

			Pennsylvania—95.0%
AAA	2,150	[4,5]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	2,376,481
AAA	1,800	[4]	Allegheny Cnty. San. Auth., 5.375%, 12/01/07, MBIA	12/07 @ 102	1,917,576
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth. Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,489,376
NR	2,500	[6]	Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,620,000
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,362,350
			Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,072,220
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,075,720
NR	1,000		Econ. Dev. Fin. Auth., Amtrak Proj., Ser. G, 5.125%, 12/01/15	No Opt. Call	996,250
			Higher Edl. Facs.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,375,400
AA	140		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	153,175
A	1,000	[4]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	01/06 @ 101	1,016,810
AA+	525		Hsg. Fin. Agcy. Sngl. Fam. Mtg., GO, Ser. 60A, 5.85%, 10/01/27, GO	04/07 @ 101.5	535,589
A-	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,265,563
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,292,113
AAA	1,250		Philadelphia Pkg. Auth. Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,349,438
			Philadelphia Sch. Dist., GO,
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,051,776
AAA	3,050	[4]	Ser. C, 5.75%, 3/01/29, MBIA	N/A	3,355,274
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,361,307
AAA	840		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	877,876

					29,544,294

			Puerto Rico—7.1%
			Pub. Fin. Corp., Ser. E,
Aaa	1,495	[4]	5.50%, 2/01/12	N/A	1,656,041
BBB-	505		5.50%, 8/01/29	02/12 @ 100	543,991

					2,200,032

			Total Long-Term Investments (cost $33,225,932)		36,109,406

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BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—35.8%
			Pennsylvania—31.3%
A-1+	$2,000	[7]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs., 2.27%, 10/03/05, FRDD	$ 2,000,000
A-1+	1,400	[7]	Emmaus Gen. Auth., 2.75%, 10/05/05, FSA, FRWD	1,400,000
VMIG1	700	[7]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 2.76%, 10/06/05, MBIA, FRWD	700,000
VMIG1	500	[7]	Higher Edl. Asst. Agcy., 2.79%, 10/05/05, AMBAC, FRWD	500,000
A-1+	1,400	[7]	Higher Edl. Asst. Agcy., Ser. A, 2.79%, 10/05/05, AMBAC, FRWD	1,400,000
VMIG1	1,200	[7]	Lehigh Cnty. Gen. Purp. Auth. Rev, Lehigh Valley Hosp. Proj., 2.31%, 10/03/05,
			AMBAC, FRDD	1,200,000
A-1	1,200	[7]	South Fork Mun. Auth. Hosp. Rev., Conemaugh Hlth Sys. Proj., Ser. A, 2.31%, 10/03/05,
			MBIA, FRDD	1,200,000
VMIG1	1,325	[7]	Upper Merion Mun. Util. Auth. Swr. Rev., 2.78%, 10/03/05, FRDD	1,325,000

				9,725,000

	Shares
	(000)

			Money Market Fund—4.5%
	1,400		AIM Tax Free Investment Co. Cash Reserve Portfolio	1,400,000

			Total Short-Term Investments (cost $11,125,000)	11,125,000

			Total Investments—151.9% (cost $44,350,9328)	$ 47,234,406
			Other assets in excess of liabilities—4.4%	1,376,883
			Preferred shares at redemption value, including dividends payable—(56.3)%	(17,502,446)

			Net Assets Applicable to Common Shareholders—100%	$ 31,108,843

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 14.0% of its net assets, with a current market value of $4,365,080, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $444,178 on 46 short U.S. Treasury Note futures contracts expiring December 2005 and 17 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $7,001,313, with an unrealized gain of $102,476.
[6]	This security is collateralized by U.S. Treasury obligations.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[8]	Cost for Federal tax purposes is $44,295,950. The net unrealized appreciation on a tax basis is $2,942,206, consisting of $2,942,206 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Pennsylvania Strategic Municipal Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005